PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Total	$ 166	$ 249	$ 176
Cost of sales
Disclosure of defined benefit plans [line items]
Total	35	100	115
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total	16	14	0
Financing costs - net
Disclosure of defined benefit plans [line items]
Total	115	135	61
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total	111	159	130
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total	$ 55	$ 90	$ 46